Commitment and Contingencies - Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans and Equity Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Total net unfunded revolving loan commitments	$ 10,885,000	$ 5,572,000
Revolving Loan Commitments
Other Commitments [Line Items]
Total equity commitments	1,347,979,000	643,525,000
Less: unavailable delayed draw loan commitments due to borrowing base or other covenant restrictions	(186,051,000)	(112,499,000)
Total net unfunded revolving loan commitments	1,161,928,000	531,026,000
Delayed Draw Loan Commitments
Other Commitments [Line Items]
Total equity commitments	2,636,620,000	1,025,608,000
Less: unavailable delayed draw loan commitments due to borrowing base or other covenant restrictions	(21,494,000)	(603,000)
Total net unfunded delayed draw loan commitments	2,615,126,000	1,025,005,000
Total net unfunded revolving and delayed draw loan commitments
Other Commitments [Line Items]
Total equity commitments	3,984,599,000	1,669,133,300
Less: unavailable delayed draw loan commitments due to borrowing base or other covenant restrictions	(186,050,800)	(112,499,300)
Total net unfunded revolving loan commitments	3,798,548,200	1,556,634,000
Total net unfunded revolving and delayed draw loan commitments	$ 3,777,054,100	$ 1,556,030,500